Marketable Securities (Details 2) - USD ($)	Dec. 31, 2017	Dec. 31, 2016
Amortized cost	$ 12,987,000	$ 12,466,000
Unrealized gains (losses), Gains		112,000
Unrealized gains (losses), Losses	(58,000)	(72,000)
Market value	12,929,000	$ 12,506,000
Due within one year [Member]
Amortized cost	4,045,000
Unrealized gains (losses), Gains
Unrealized gains (losses), Losses	(5,000)
Market value	4,040,000
Due after one year through three years [Member]
Amortized cost	8,942
Unrealized gains (losses), Gains
Unrealized gains (losses), Losses	(53)
Market value	$ 8,889